Form 13F Cover Page

Filing for Quarter-Ending: June 30, 2012

Check here if Amendment: ( )
      Amendment Number:
      This Amendment: ( ) is a reinstatement
                      ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Croft-Leominster, Inc.
Address:    300 Water Street, 4th floor
            Baltimore, MD 21202

Form 13-F File Number: 28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

Baltimore, Maryland             August 15, 2012
Signature City, State Date

Report Type (Check only one):

(X) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.

( ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        none
                                          -----------
Form 13F Information Table Entry Total:   175
                                          -----------
Form 13F Information Table Value Total:   $680.56
                                          -----------
                                          (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:               SOLE
ITEM 7: Voting Authority:                    NONE

SECURITY NAME                           TITLE of CLASS     CUSIP     MARKET VALUE       QUANITY
-------------                           --------------     -----     ------------       -------
 3M Co.                                   COM             88579Y101   $   8.4496            94,304
 ABB Ltd                             SPONSORED ADR        000375204   $   5.9924           367,180
 Aberdeen Asia Pacific Incom              COM             003009107   $   0.1062            13,900
 ACACIA RESH CORP                   ACACIA TCH COM        003881307   $   0.2756             7,400
 Acuity Brands Inc                        COM             00508y102   $   0.3559             6,990
 Adtran Inc                               COM             00738a106   $   4.8489           160,613
 Advanced Auto Parts Inc                  COM             00751Y106   $   3.4611            50,734
 Albemarle Corp                           COM             012653101   $   6.9706           116,878
 AllianceBernstein Gbl Hgh In             COM             01879R106   $   0.1859            12,400
 Allied Nevada Gold Corp                  COM             019344100   $   9.1018           320,713
 Allstate Corp                            COM             020002101   $  11.5039           327,840
 Altera Corp                              COM             021441100   $   6.6937           197,805
 Ameren Corporation                       COM             023608102   $   0.2893             8,626
 AMERICAN RAILCAR INDS INC                COM             02916p103   $   0.3604            13,300
 Apple Inc                                COM             037833100   $   8.7553            14,992
 Applied Materials Inc                    COM             038222105   $   2.2600           197,468
 Arbitron Inc                             COM             03875Q108   $   5.3419           152,627
 ASCENT CAP GROUP INC                  COM SER A          043632108   $   0.2070             4,000
 Asia Tigers Fund Inc                     COM             04516T105   $   0.1508            11,836
 AUTHENTEC INC                            COM             052660107   $   0.1108            25,600
 Avanir Pharmaceuticals Inc            CL A NEW           05348P401   $   0.2517            64,200
 BARNES & NOBLE INC                       COM             067774109   $   0.1769            10,750
 Baxter Intl Inc                          COM             071813109   $   4.4262            83,277
 BEAZER HOMES USA INC                     COM             07556Q105   $   0.1755            54,000
 Berkshire Hathaway - CL A                CL A            084670108   $   0.7497                 6
 Berkshire Hathaway Inc Del            CL B NEW           084670702   $   3.1651            37,983
 Brinks Co                                COM             109696104   $   0.3268            14,100
 BROOKFIELD RESIDENTIAL PPTYS             COM             11283w104   $   0.2769            25,400
 Caterpillar Inc                          COM             149123101   $   8.6435           101,796
 CENTURYLINK INC                          COM             156700106   $   8.2403           208,668
 Cerner Corp                              COM             156782104   $   0.2389             2,890
 Chevron Corp New                         COM             166764100   $   0.3514             3,331
 CIENA CORP                             COM NEW           171779309   $   0.4261            26,030
 CITIGROUP INC                          COM NEW           172967424   $   7.8595           286,738
 Cloud Peak Energy Inc                    COM             18911q102   $   0.8104            47,926
 COBALT INTL ENERGY INC                   COM             19075f106   $   3.0410           129,406
 COLONY FINL INC                          COM             19624r106   $   0.2266            13,100
 CONCEPTUS INC                            COM             206016107   $   0.3568            18,000
 Connecticut Wtr Svc Inc                  COM             207797101   $   0.4737            16,345
 Covance Inc.                             COM             222816100   $   0.2014             4,210
 DTS Inc                                  COM             23335C101   $   3.7332           143,144
 DANA HLDG CORP                           COM             235825205   $   4.5571           355,746
 Deere & Co                               COM             244199105   $  10.1885           125,986
 Du Pont E I  De Nemours & Co             COM             263534109   $   9.0681           179,317
 E M C CORP MASS                          COM             268648102   $   3.3579           131,015
 Edwards Lifesciences Corporati           COM             28176E108   $  11.5627           111,933
 Enterprise Prods Partners LP             COM             293792107   $   0.3505             6,841
 Exxon Mobil Corp                         COM             30231G102   $   0.5363             6,267
 FEI Co                                   COM             30241L109   $   0.4569             9,550
 FMC Corp                               COM NEW           302491303   $  22.6044           422,670
 Federal Mogul Corp                       COM             313549404   $   0.3399            30,900
 First Majestic Silver Corp               COM             32076v103   $   4.4100           305,189
 FirstEnergy Corp                         COM             337932107   $   1.5349            31,203
 Flowserve Corp                           COM             34354P105   $   8.0293            69,972
 Franklin Resources Inc                   COM             354613101   $   1.0428             9,395
 Freeport McMoran Copper & Gold           COM             35671D857   $  11.0009           322,892
 Gabelli Divd & Income Tr                 COM             36242H104   $   0.2094            13,500
 General Cable Corp Del New               COM             369300108   $   6.3022           242,954
 General Electric Co                      COM             369604103   $  12.6050           604,848
 General Mills Inc                        COM             370334104   $   0.8943            23,205
 GENESIS ENERGY L P                 UNIT LTD PARTN        371927104   $   0.2006             6,900
 Gibraltar Inds Inc                       COM             374689107   $   0.2649            25,525
 Goodrich Pete Corp                     COM NEW           382410405   $   0.2162            15,600
 Honeywell Intl Inc                       COM             438516106   $  12.3614           221,372
 Horace Mann Educators Corp N             COM             440327104   $   0.1905            10,900
 Immersion Corp                           COM             452521107   $   0.2094            37,200
 INSTEEL INDUSTRIES INC                   COM             45774W108   $   0.2393            21,460
 INSULET CORP                             COM             45784p101   $   0.2970            13,900
 International Business Machs             COM             459200101   $   0.6687             3,419
 Intl Paper Co                            COM             460146103   $   7.1807           248,382
 ION GEOPHYSICAL CORP                     COM             462044108   $   0.2221            33,700
 Ishares Inc                        MSCI AUSTRALIA        464286103   $   0.2244            10,268
 Isis Pharmaceuticals Inc                 COM             464330109   $   0.3264            27,200
 JPMORGAN CHASE & CO                      COM             46625h100   $   0.2062             5,770
 Jacobs Engr Group Inc Del                COM             469814107   $   3.6786            97,164
 Johnson & Johnson                        COM             478160104   $  14.1945           210,102
 Kansas City Southern                   COM NEW           485170302   $   1.0775            15,490
 KRAFT FOODS INC                         CL A             50075N104   $   0.2155             5,581
 Kratos Defense & Sec Solutio           COM NEW           50077b207   $   0.1425            24,400
 Laboratory Corp Amer Hldgs             COM NEW           50540R409   $   0.4325             4,670
 Lennar Corp                             CL A             526057104   $   4.8478           156,837
 Lexicon Pharmaceuticals Inc              COM             528872104   $   0.1271            56,600
 LIBERTY MEDIA CORPORATION           LIB CAP COM A        530322106   $   3.9227            44,622
 Lowe's Companies                         COM             548661107   $  15.2523           536,298
 MDC PARTNERS INC                     CL A SUB VTG        552697104   $   0.2818            24,850
 MYR GROUP INC DEL                        COM             55405w104   $   0.3197            18,740
 Magellan Midstream Prtnrs LP       COM UNIT RP LP        559080106   $   0.4149             5,874
 Markel Corporation                       COM             570535104   $   0.5402             1,223
 Marsh & McLennan Cos                     COM             571748102   $   9.0123           279,626
 McDonald's Corp.                         COM             580135101   $   1.7998            20,330
 MCEWEN MNG INC                           COM             58039p107   $   0.1671            55,500
 Merck & Co Inc New                       COM             58933y105   $  13.1378           314,678
 Metlife Inc                              COM             59156R108   $  11.9295           386,695
 MICROSOFT CORP                           COM             594918104   $   0.2262             7,394
 MICROVISION INC DEL                    COM NEW           594960304   $   0.0813            50,500
 Monotype Imaging Holdings Inc            COM             61022p100   $   0.4897            29,200
 Monsanto Co New                          COM             61166W101   $   8.4520           102,102
 MOSAIC CO NEW                            COM             61945c103   $   6.1591           112,474
 NCI Building Sys Inc                   COM NEW           628852204   $   0.1487            13,730
 National Amern Univ Hldgs Inc            COM             63245q105   $   0.1290            30,000
 NATIONAL FUEL GAS CO N J                 COM             636180101   $   3.2815            69,848
 NEWS CORP                               CL A             65248E104   $   3.2774           147,036
 Nextera Energy Inc                       COM             65339f101   $   4.9262            71,592
 Norfolk Southern Corp                    COM             655844108   $   7.0599            98,368
 NOVADAQ TECHNOLOGIES INC                 COM             66987g102   $   0.4978            73,200
 OCZ TECHNOLOGY GROUP INC                 COM             67086e303   $   0.1804            34,100
 Oilsands Quest Inc                       COM             678046103   $   0.0011            27,087
 PDC ENERGY INC                           COM             69327r101   $   1.2729            51,911
 PG&E Corp                                COM             69331C108   $   2.0286            44,811
 PNC Finl Svcs Group Inc                  COM             693475105   $   7.8285           128,105
 Packaging Corp Amer                      COM             695156109   $   0.2053             7,270
 Pepsico Inc                              COM             713448108   $   0.4076             5,768
 Pfizer Inc                               COM             717081103   $  13.5681           589,917
 Philip Morris Intl Inc                   COM             718172109   $  16.8573           193,185
 Pinnacle West Capital Corp               COM             723484101   $   1.0721            20,721
 Plum Creek Timber Co Inc                 COM             729251108   $   6.9569           175,236
 Potash Corp Sask Inc                     COM             73755L107   $   4.7377           108,440
 Power Integrations Inc                   COM             739276103   $   5.2779           141,499
 Powersecure Intl Inc                     COM             73936n105   $   0.1791            35,970
 PRETIUM RES INC                          COM             74139c102   $   7.8588           569,479
 Price T Rowe Group Inc                   COM             74144T108   $  19.2086           305,092
 Princeton Review Inc                     COM             742352107   $   0.0004            30,000
 Procera Networks Inc                   COM NEW           74269u203   $   0.5105            21,000
 Procter & Gamble                         COM             742718109   $  12.4995           204,073
 PROLOR BIOTECH INC                       COM             74344f106   $   0.1052            21,000
 Prudential Financial Inc.                COM             744320102   $   9.5485           197,161
 QEP Res Inc                              COM             74733v100   $   7.3262           244,452
 Qualcomm Inc                             COM             747525103   $   7.4193           133,249
 Rayonier Inc                             COM             754907103   $   0.5579            12,425
 Reald Inc                                COM             75604l105   $   0.2902            19,400
 RED LION HOTELS CORP                     COM             756764106   $   0.2310            26,700
 REGIS CORP MINN                          COM             758932107   $   0.1940            10,800
 REX ENERGY CORPORATION                   COM             761565100   $   0.1928            17,200
 ROCHESTER MED CORP                       COM             771497104   $   0.1722            16,000
 Rovi Corp                                COM             779376102   $   2.0320           103,570
 Royal Dutch Shell Plc                SPONS ADR A         780259206   $   3.2677            48,460
 SBA COMMUNICATIONS CORP                  COM             78388J106   $   3.0402            53,290
 Sandridge Energy Inc                     COM             80007P307   $   2.4068           359,766
 SEALED AIR CORP NEW                      COM             81211K100   $   4.5809           296,689
 Southwestern Energy Co                   COM             845467109   $   9.3448           292,664
 Sprott Physical Gold Trust              UNIT             85207h104   $   1.3608            98,683
 Starwood Ppty Tr Inc                     COM             85571b105   $   0.4113            19,300
 Stryker Corp                             COM             863667101   $   5.2764            95,760
 Synaptics Inc                            COM             87157d109   $   0.2505             8,750
 Templeton Emerg Mkts Income              COM             880192109   $   0.2039            12,952
 Texas Pac LD TR                   SUB CTF PROP I T       882610108   $   0.3025             5,300
 TITAN INTL INC ILL                       COM             88830m102   $   0.3460            14,105
 Tortoise North Amrn Enrgy Co             COM             89147T103   $   0.3600            15,128
 TRIMBLE NAVIGATION LTD                   COM             896239100   $   5.7760           125,538
 Twin Disc Inc                            COM             901476101   $   0.3502            18,940
 Ultra Petroleum Corp                     COM             903914109   $   5.1151           221,723
 Unilever N V                         NY SHS NEW          904784709   $   0.3286             9,852
 UNION PAC CORP                           COM             907818108   $   0.2003             1,679
 United Parcel Service Inc               CL B             911312106   $   0.2354             2,989
 United Technologies                      COM             913017109   $  10.1474           134,349
 UnitedHealth Group Inc                   COM             91324P102   $   5.1244            87,597
 Universal Display Corp                   COM             91347p105   $   0.2821             7,850
 Valmont Inds Inc                         COM             920253101   $  13.6200           112,590
 Vanguard Bd Index Fd Inc           SHORT TRM BOND        921937827   $   0.3462             4,267
 Varian Medical Systems, Inc.             COM             92220P105   $   0.5323             8,760
 VISTEON CORP                           COM NEW           92839u206   $   0.2224             5,930
 Vitran Corp Inc                          COM             92850E107   $   0.2771            44,700
 Waddell & Reed Financial - A            CL A             930059100   $   1.1589            38,274
 Wells Fargo & Co.                        COM             949746101   $   0.2111             6,314
 Wendys Co                                COM             95058W100   $   0.1416            30,000
 Western Asset Worldwide Inco             COM             957668106   $   0.1831            12,500
 Weyerhaeuser Co                          COM             962166104   $  19.8366           887,148
 Williams Cos Inc.                        COM             969457100   $  14.0046           485,935
 Windstream Corp                          COM             97381W104   $   0.1188            12,294
 WPX ENERGY INC                           COM             98212b103   $   2.2821           141,045
 Xylem Inc                                COM             98419m100   $   6.2128           246,835
 Yamana Gold Inc                          COM             98462y100   $   8.5373           554,370
 Zipcar Inc                               COM             98974x103   $   0.2346            20,000
 Invesco Ltd                              SHS             G491BT108   $  14.2786           631,797
 Ace Ltd                                  SHS             H0023R105   $  21.1127           284,807
 Foster Wheeler Ag                        COM             H27178104   $   5.6376           326,536
 Tyco International Ltd                   SHS             H89128104   $  12.9873           245,738
 LYONDELLBASELL INDUSTRIES N            SHS -A-           N53745100   $   3.5374            87,843

                                                                      $ 680.5601        19,760,877